Background and liquidity	9 Months Ended	12 Months Ended
	Oct. 31, 2019	Jan. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Background and liquidity

1. Background and liquidity

(a) Background

Phreesia, Inc. (the Company) is a leading provider of comprehensive solutions that transform the healthcare experience by engaging patients in their care and enabling healthcare provider organizations to optimize operational efficiency, improve profitability and enhance clinical care. Through the SaaS-based Phreesia Platform (the Phreesia Platform), the Company offers healthcare provider organizations a robust suite of solutions to manage the patient intake process and a leading payments solution for secure processing of patient payments. The Company’s Platform also provides life sciences companies with an engagement channel for targeted and direct communication with patients. The Company was formed in May 2005, and has its corporate headquarters in New York, and operations offices in Raleigh, North Carolina and Ottawa, Canada.

(b) Initial public offering

On July 22, 2019, the Company closed its initial public offering (IPO), in which the Company issued and sold 7,812,500 shares of common stock at a public offering price of $18.00 per share, resulting in net proceeds of $130,781, after deducting underwriting discounts and commissions of $9,844 but before deducting deferred offering costs of $6,084. In addition to the shares of common stock sold by the Company upon the IPO, certain selling stockholders sold an aggregate of 2,868,923 shares of common stock as part of the IPO.

Upon closing of the IPO, the Company’s outstanding shares of Senior A redeemable convertible preferred stock (Senior A Preferred), Senior B redeemable convertible preferred stock (Senior B Preferred, and together with the Senior A Preferred, the Senior Preferred), and the Junior convertible preferred stock (the Junior Preferred, and together with the Senior Preferred, the Convertible Preferred) automatically converted into shares of common stock and all of the outstanding shares of the Company’s redeemable preferred stock (Redeemable Preferred) were automatically extinguished and cancelled at the closing of the IPO. In addition, the Company’s warrants to purchase shares of Senior Preferred were converted into warrants to purchase shares of the Company’s common stock upon the closing of the IPO. Additionally, 588,763 shares of common stock were issued upon the cashless exercise of common stock warrants (See Note 10). Also, in connection with the IPO, the Company paid $14,955 in dividends to the Senior Preferred stockholders.

(c) Recapitalization

The Company effected a 0.4551-for-1 reverse split of its common stock on July 3, 2019. The reverse split combined each approximately 2.1973 shares of the Company’s issued and outstanding common stock into one share of common stock and correspondingly adjusted the conversion price of its convertible preferred stock. No fractional shares were issued in connection with the reverse split. Any fractional share resulting from the reverse split was rounded down to the nearest whole share, and in lieu of any fractional shares, the Company paid in cash to the holders of such fractional shares an amount equal to the fair market value, as determined by the board of directors, of such fractional shares. All share, per share and related information presented in the financial statements and accompanying notes have been retroactively adjusted, where applicable, to reflect the reverse stock split.

(d) Liquidity

Since the Company commenced operations, it has not generated sufficient revenue to meet its operating expenses and has continued to incur significant net losses. To date, the Company has primarily relied upon the proceeds from issuances of preferred stock and debt, and most recently with proceeds from the IPO, to fund its operations as well as sales of Company products and services in the normal course of business. Management believes that losses and negative cash flows will continue for at least the next year.

Management believes that the Company’s cash and cash equivalents at October 31, 2019, along with cash generated in the normal course of business, and available borrowing capacity under its February 2019 Credit Facility (See Note 6), are sufficient to fund its operations for at least the next 12 months. The Company will obtain additional financing if needed to successfully implement its long-term strategy. There can be no assurance that additional financing, if needed, can be obtained on terms acceptable to the Company. The ability of the Company to achieve successful operations will depend on, among other things, new business, the retention of customers, and the effectiveness of sales and marketing initiatives. The Company is subject to a number of risks similar to other companies in its stage of business life cycle, including dependence on key individuals, competition in the marketplace, and the need to fund future product and services development.

1. Background and liquidity

(a) Background

Phreesia, Inc. (the “Company”) is a leading provider of comprehensive solutions that transform the healthcare experience by engaging patients in their care and enabling healthcare provider organizations to optimize operational efficiency, improve profitability and enhance clinical care. Through the SaaS-based Phreesia Platform (the “Phreesia Platform”), the Company offers healthcare provider organizations a robust suite of solutions to manage the patient intake process and an integrated payments solution for secure processing of patient payments. The Company’s Platform also provides life sciences companies with an engagement channel for targeted and direct communication with patients. The Company was formed in May 2005, and has its corporate headquarters in New York, and operations offices in Raleigh, North Carolina and Ottawa, Canada.

(b) Liquidity

Since the Company commenced operations, it has not generated sufficient revenue to meet its operating expenses and has continued to incur significant net losses. To date, the Company has primarily relied upon the proceeds from issuances of preferred stock and debt to fund its operations as well as sales in the normal course of business. Management believes that losses and negative cash flows will continue for at least the next year.

Management believes that the Company’s cash and cash equivalents at January 31, 2019 along with cash generated in the normal course of business, and available borrowing capacity under its February 2019 Credit Facility (Note 5), are sufficient to fund its operations through at least April 2020. Additional financing may be required for the Company to successfully implement its long-term strategy. There can be no assurance that additional financing, if needed, can be obtained on terms acceptable to the Company. The ability of the Company to achieve successful operations will depend on, among other things, new business, the retention of customers, and the effectiveness of sales and marketing initiatives. The Company is subject to a number of risks similar to other companies in its stage of business life cycle, including dependence on key individuals, competition from established companies, and the need to fund future product and services development.

(c) Recapitalization

The Company effected a 0.4551-for-1 reverse split of its common stock on July 3, 2019. The reverse split combined each approximately 2.1973 shares of the Company’s issued and outstanding common stock into one share of common stock and correspondingly adjusted the conversion price of its convertible preferred stock. No fractional shares were issued in connection with the reverse split. Any fractional share resulting from the reverse split was rounded down to the nearest whole share, and in lieu of any fractional shares, the Company will pay in cash to the holders of such fractional shares an amount equal to the fair market value, as determined by the board of directors, of such fractional shares. All share, per share and related information presented in the financial statements and accompanying notes have been retroactively adjusted, where applicable, to reflect the reverse stock split.